Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Entity Central Index Key	0000723620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 24, 2023
Document Effective Date	Mar. 28, 2023
Prospectus Date	Feb. 28, 2023